Long-term Debt	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Debt Disclosure [Abstract]
Long-Term Debt
(11)	Long-term Debt

On August 18, 2014, Alion completed a series of transactions in the 2014 Refinancing which included:

•	a $65 million amended and restated Credit Agreement with Wells Fargo Bank, National Association (Existing Revolving Credit Facility);

•	a $285 million First Lien Term Loan (Existing First Lien Term Loan); Tranche A for $110 million; and Tranche B for $175 million;

•	a $70 million Second Lien Term Loan (Existing Second Lien Term Loan) with 70 shares of preferred stock issued to the lenders thereunder;

•	$208.1 million in Third Lien Notes exchanged for approximately 90% of Alion’s Unsecured Notes maturing February 2015 (Unsecured Notes) plus $2.9 million in Third Lien Notes issued for cash at a discount (Existing Third Lien Notes);

•	warrants entitling Existing Second Lien Term Loan Lenders and Existing Third Lien Note holders to purchase in the aggregate up to 40.0% of Alion’s total common stock;

•	extinguishment of $336.4 million in Secured Notes (including PIK Notes issued as interest thereon) maturing in November 2014; and

•	eliminating all substantial covenants contained in the indenture governing $24.0 million in remaining Unsecured Notes due February 2015.

On January 30, 2015, the Company paid all of the outstanding principal ($24.0 million) and interest ($1.2 million) on the Unsecured Notes.

The indentures governing the Third Lien Notes and the Unsecured Notes and the agreements governing the Existing First Lien Term Loan, the Existing Second Lien Term Loan and the Existing Revolving Credit Agreement are referred to collectively as the “Existing Debt Instruments”. The tables below present face value and elements of carrying value for Alion’s Existing Debt Instruments as of March 31, 2015 and September 30, 2014.

	At March 31, 2015
	Principal		Unamortized Debt Issue Costs
Description of Debt Instrument	Face value	PIK Notes Issued and Accrued	Original Issue Discount	Preferred Stock and Warrants	Third Party Costs	Net Carrying Value
	(In thousands)
Revolving Credit Facility	$45,575	$—	$—	$—	$(2,968)	$42,607
First Lien Term Loan
Tranche A – current	22,500	—	(383)	—	(998)	21,119
Tranche A – noncurrent	76,250	—	(1,296)	—	(3,383)	71,571

Sub-total Tranche A	$98,750	$—	$(1,679)	$—	$(4,381)	$92,690
Tranche B – current	1,750	—	(51)	—	(80)	1,619
Tranche B – noncurrent	171,938	—	(5,018)	—	(7,896)	159,024

Sub-total Tranche B	$173,688	$—	$(5,069)	$—	$(7,976)	$160,643
Sub-total First Lien Term Loan	272,438	—	(6,748)	—	(12,357)	253,333
Second Lien Term Loan – noncurrent	70,000	6,413	(3,551)	(6,888)	(3,407)	62,567
Third Lien Notes – noncurrent	210,986	12,832	(1,040)	(10,286)	(10,007)	202,485

Totals at March 31, 2015	$598,999	$19,245	$(11,339)	$(17,174)	$(28,739)	$560,992

	At September 30, 2014
	Principal		Unamortized Debt Issue Costs
Description of Debt Instrument	Face value	PIK Notes Issued and Accrued	Original Issue Discount	Preferred Stock and Warrants	Third Party Costs	Net Carrying Value
	(In thousands)
Revolving Credit Facility	$43,000	$—	$—	$—	$(3,451)	$39,549
Unsecured Notes – current	24,014	—	—	—	(37)	23,977
First Lien Term Loan
Tranche A – current	17,500	—	(345)	—	(1,096)	16,059
Tranche A – noncurrent	88,750	—	(1,751)	—	(4,372)	82,627

Sub-total Tranche A	$106,250	$—	$(2,096)	$—	$(5,468)	$98,686
Tranche B – current	1,750	—	(57)	—	(108)	1,585
Tranche B – noncurrent	172,813	—	(5,603)	—	(8,796)	158,414

Sub-total Tranche B	$174,563	$—	$(5,660)	$—	$(8,904)	$159,999
Sub-total First Lien Term Loan	280,813	—	(7,756)	—	(14,372)	258,685
Second Lien Term Loan – noncurrent	70,000	1,191	(3,794)	(7,383)	(3,640)	56,374
Third Lien Notes – noncurrent	210,986	2,457	(1,122)	(11,073)	(10,803)	190,445

Totals at September 30, 2014	$628,813	$3,648	$(12,672)	$(18,456)	$(32,303)	$569,030

Debt Instruments

All of Alion’s 100%-owned, domestic subsidiaries jointly, severally, fully and unconditionally guaranteed each Alion debt instrument including: the Existing Revolving Credit Agreement; the Existing First Lien Term Loan; the Existing Second Lien Term Loan; the Existing Third Lien Notes; and the Unsecured Notes retired January 30, 2015. Each Debt Instrument, except for the recently retired Unsecured Notes, is secured by all assets of Alion and its guarantor subsidiaries.

Except for the recently retired Unsecured Notes, each debt instrument includes customary representations and warranties, affirmative covenants and events of default (including payment defaults, breach of representations and warranties, covenant defaults, cross defaults to certain indebtedness, certain bankruptcy and insolvency events, material judgments, certain ERISA and ESOP events, change of control, impairment of security interests in collateral, invalidity of guarantees and intercreditor provisions and certain events with respect to material contracts). If an event of default occurs, lenders are entitled to take certain actions, including, in certain instances, accelerating amounts due.

Intercreditor Agreement

The Company, its subsidiary guarantors and lenders under each of the Existing Debt Instruments also entered into an Intercreditor Agreement to grant Existing Revolving Credit Facility lenders first priority payment rights and to permit lenders under the Existing First Lien Term Loan to acquire revolving loans from Existing Revolving Credit Facility lenders. The Intercreditor Agreement governs priority of interests among lenders and limits the Company’s ability to further encumber its assets and incur debt.

Existing Revolving Credit Facility

In connection with its 2014 Refinancing, Alion paid $4.3 million in third-party costs to enter into the Existing Credit Agreements. The Existing Revolving Credit Facility expires April 30, 2018. Wells Fargo Bank is the administrative agent and sole Existing Credit Agreement lender.

The Existing Credit Agreements permit Alion to borrow, repay and re-borrow up to a maximum of $65 million subject to certain covenants and borrowing base limitations. Under limited circumstances, Wells Fargo Bank may issue up $6.5 million in extraordinary loans in excess of the $65 million Existing Revolving Credit Facility ceiling. The Existing Credit Agreements contain a $10 million sub-limit for letters of credit.

Alion’s borrowing base must exceed the revolving loan balance by $15 million to borrow funds under the Existing Credit Agreements and at all other times. Wells Fargo, as Administrative Agent, could exercise control over Alion’s principal bank account during a Default or Event of Default, as such terms are defined in the Existing Credit Agreements, or when Alion’s availability under the Existing Revolving Credit Facility, less certain aged payables, fails to exceed $13 million and for two months after it again exceeds $13 million. Taking control would permit the Agent to treat deposits as payments on the revolving loans. Dropping below this minimum availability would not, in and of itself, restrict Alion’s ability to borrow revolving loans.

The Existing Credit Agreements limit Alion’s total borrowing capacity to the lesser of $65 million or a borrowing base. The borrowing base consists of 85% of eligible, outstanding customer receivables plus the lesser of $30 million, or 70%, of eligible, unbilled receivables, net of certain other adjustments. Wells Fargo, as Administrative Agent, at its discretion can establish reserves against the borrowing base that could reduce the Company’s borrowing base capacity. The Existing Credit Agreements’ loans and outstanding letters of credit reduce Alion’s available borrowing capacity.

At March 31, 2015, under the Existing Revolving Credit Facility, Alion had borrowed $45.6 million including accrued interest, had $3.9 million in letters of credit outstanding and had approximately $15.3 million in remaining borrowing capacity subject to borrowing base limitations. After taking into account borrowing base limitations, the Company’s March 31, 2015 borrowing base was $75.1million.

Interest Rates and Fees

The Existing Credit Agreements’ interest is payable in cash. The interest rate for Existing Credit Agreements borrowings is daily one-month LIBOR (London Inter-bank Offered Rate) plus 475 basis points (4.93% at March 31, 2015). The Company must also pay a 25 basis point unused line fee and a 175 basis point letter of credit fee for any letter of credit that is not cash collateralized. The Existing Credit Agreements impose a $75 thousand monthly minimum interest charge to the extent that actual interest expense and unused line fees do not exceed that amount. The interest rate on outstanding balances increases by 200 basis points in the event of default.

Events of Default

In addition to the customary events of default described above, the Existing Credit Agreements include covenants regarding monetary judgments greater than $500 thousand; failure to pay other obligations exceeding $1 million; breaches of loan documents including the Intercreditor Agreement; suspension or debarment, or receipt of notice of suspension or debarment; and termination for default under a material government contract.

Financial Covenants

The Existing Revolving Credit Facility defines several keys terms including Consolidated Net Income, Consolidated earnings before interest, income taxes, depreciation and amortization (Consolidated EBITDA), Net Cash Flow, Fixed Charges and Fixed Charge Coverage Ratio. The Existing Revolving Credit Facility requires the Company to achieve at least $50 million in trailing four-quarter Consolidated EBITDA measured at the end of each quarter. The Existing Revolving Credit Facility also requires the Company to maintain a minimum one-to-one Fixed Charge Coverage Ratio which is also measured on a trailing four-quarter basis at the end of each quarter.

The Existing Revolving Credit Facility defines Consolidated Net Income as net income excluding gains or losses from debt extinguishments and asset sales. Consolidated EBITDA includes adjustments to Consolidated Net Income for certain items included in Consolidated Net Income. Principal additions include: interest expense; income tax expense; depreciation and amortization expense; non-recurring expenses accepted by the third-party ESOP valuation company; and non-cash contributions to the ESOP. The principal deductions are cash payments made in respect of amounts previously added back in determining Consolidated EBITDA.

Each of Alion’s debt instruments contains a similar definition of Consolidated Net Income and Consolidated EBITDA as used to determine compliance with each instrument’s financial covenants.

Fixed Charges are defined as cash interest and principal payments plus all fees paid to equity sponsors plus dividends. The numerator for the Fixed Charge Coverage Ratio is Consolidated EBITDA minus: cash contributions to the ESOP, extraordinary cash losses, non-financed capital expenditures; cash paid for income taxes; and non-recurring charges treated as such by the third party valuation firm included in Consolidated EBITDA (Net Cash Flow before Fixed Charges). The Existing Revolving Credit Facility excludes certain transaction costs associated with the 2014 Refinancing in computing the Fixed Charge Coverage Ratio.

For the four fiscal quarters ended March 31,2015, Consolidated EBITDA was $75.7 million and the Fixed Charge Coverage Ratio was 1.13 to 1.0 ($74.0 million in Net Cash Flow before Fixed Charges compared to $65.8 million in Fixed Charges).

First Lien Term Loan

As part of its 2014 Refinancing, Alion executed a $285.0 million First Lien Term Loan Credit Agreement. The Existing First Lien Term Loan includes two tranches: Tranche A ($110 million) and Tranche B ($175 million). Tranche A matures on August 18, 2018; Tranche B matures August 18, 2019. Tranche A was issued at a $2.2 million discount. Tranche B was issued at $5.8 million discount. Alion also paid $26.1 million in third party costs and loan origination fees for the Existing First Lien Term Loan.

Alion must repay $15 million of the Tranche A loan in year one; $25 million in year two, $25 million in year three and $45 million in year four. For the first five years through June 2019, Alion must repay Tranche B principal at 1% per year in quarterly installments. On August 18, 2019, Alion must repay the remaining $166.3 million in Tranche B principal.

First lien interest is payable quarterly in arrears in cash. Unless otherwise elected, the interest rate is one-month LIBOR with a floor of 1.00% plus 700 basis points for the Tranche A loan. The Tranche B interest rate is 300 basis points higher than the Tranche A interest rate. In the event of default, interest rates each increase by 200 basis points. Alion has the option to use an alternate rate based on the Federal funds rate plus several adjustments. The LIBOR rate is lower than the alternate rate.

The Existing First Lien credit agreement limits Alion’s capital expenditures to $2.5 million per year. Beginning at the end of fiscal year 2015, the Existing First Lien credit agreement requires Alion to use its excess cash flow (as defined in the First Lien Credit Agreement) to pay down either the outstanding Existing Revolving Credit Facility balance or the Existing First Lien Term Loan. The Existing First Lien credit agreement requires the Company to achieve at least $50 million in trailing four-quarter Consolidated EBITDA measured at the end of each quarter.

Second Lien Term Loan

On August 18, 2014 Alion executed a $70 million Second Lien Term Loan credit agreement with ASOF and JLP Credit Opportunity Master Fund Ltd., an affiliate of Phoenix. The Second Lien Term Loan was issued at a $3.9 million discount and matures on February 18, 2020. The Company paid $4.5 million in third-party costs and fees for the Second Lien Term Loan. Alion also issued warrants to the Second Lien Term Loan lenders to acquire Alion common stock at a penny-per-share strike price along with 70 shares of Series A Preferred Stock which gave the lenders as holders of the Series A Preferred Stock the right to elect the majority of the Board of Directors of the Company. At issuance, the Series A Preferred Stock and the portion of the warrants exercisable by Second Lien Term Loan lenders had an estimated fair value of $5.9 million.

Each quarter, Second Lien Term Loan interest is payable entirely by increasing the outstanding principal of the Second Lien Term Loan. The interest rate is 14.25%. In the event of default, the interest rate is 16.25%.

The Second Lien Term Loan credit agreement requires the Company to achieve at least $45 million in trailing four-quarter Consolidated EBITDA measured at the end of each quarter.

Third Lien Notes Indenture and Third Lien Notes

On August 18, 2014, the Company entered into the Existing Third Lien Note indenture and issued approximately $208.1 million of Third Lien Notes in exchange for the same face amount of Unsecured Notes due February 2015. Concurrently with the closing of the exchange offer in connection with the 2014 Refinancing, the Company also issued an aggregate of $2.9 million in Third Lien Notes at a $1.1 million discount to face value for cash received from Unsecured Note holders who participated in the unit offering and from ASOF; who purchased Third Lien Notes and warrants in a private placement. The Existing Third Lien Notes mature on February 18, 2020. Interest is payable semi-annually in arrears on March 1 and September 1 of each year to holders of record as of the preceding February 15 and August 15.

The Company paid $13.3 million in third-party costs and fees related to the Third Lien Notes and the exchange offer in connection with the 2014 Refinancing. The warrants Alion issued in connection with the Existing Third Lien Notes initially gave the Existing Third Lien Note holders the right to acquire common stock at a penny per share. At issuance, the portion of the warrants exercisable by Third Lien Note holders had an estimated fair value of $12.9 million. The current strike price is $0.0001 per share.

One component of Third Lien Note interest is payable in cash at 5.5% from date of issuance through maturity so long as trailing four-quarter Consolidated EBITDA exceeds $54 million measured as of June 30 and December 31 each year. Otherwise all interest is payable only in PIK Notes.

In addition to the 5.5% interest potentially payable in cash, Third Lien Note holders are entitled to non-cash interest in the form of compounding PIK Notes at 9.75% from issuance through August 2018. The PIK Note interest rate increases to 10.25% for year five and to 10.75% thereafter. In the event of default, the interest rate increases by 200 basis points and Third Lien Note holders can demand Alion pay default interest in cash on the entire principal outstanding and on any overdue PIK or cash interest payments.

The Third Lien Note indenture requires the Company to achieve at least $40 million in trailing four-quarter Consolidated EBITDA measured at the end of each quarter.

Unsecured Notes

In February 2007, Alion issued $250 million in 10.25% Unsecured Notes maturing February 2015. Unsecured Notes interest was payable semi-annually in cash in arrears on February 1 and August 1 to holders of record as of the preceding January 15 and July 15.

In fiscal 2011 and fiscal 2013, Alion was able to repurchase from time to time at a discount Unsecured Notes with an aggregate face value of $15 million, recognizing a gain with each transaction. Holders of a majority of outstanding Unsecured Notes agreed to eliminate nearly all the covenants in the Unsecured Notes indenture in the exchange offer in connection with the 2014 Refinancing.

As part of Alion’s 2014 Refinancing holders of approximately $211 million in Unsecured Notes exchanged their notes for Third Lien Notes or cash in the exchange offer in connection with the 2014 Refinancing. The approximately $24.0 million in Unsecured Notes remaining outstanding were retired on January 30, 2015.

Secured Notes

In March 2010, Alion issued $310 million in 12% Secured Notes maturing November 1, 2014. Secured Note interest was payable semi-annually in arrears at 10% in cash and 2.0% in compounding PIK Notes. The Company also issued penny warrants to Secured Note holders conveying the right to purchase 602,614 shares of Alion common stock. The Secured Note warrants, which expire March 15, 2017, have anti-dilution protection. As a result of the 2014 Refinancing, Secured Note warrant holders became entitled to purchase a total of 1,041,314 shares of Alion common stock.

On September 16, 2014, Alion used proceeds from its 2014 Refinancing to redeem the $310 million in Secured Notes and $26.4 million in outstanding PIK Notes. The Company paid $15.3 million in cash interest and accrued PIK interest through the redemption date and recognized a $2.4 million debt extinguishment loss.

As of March 31, 2015, Alion must make the following principal repayments (face value) for its outstanding debt.

Schedule of Principal Payments at face for existing debt instruments as of March 31, 2015

Instrument	FY 2015	FY 2016	FY 2017	FY 2018	FY 2019	FY 2020	Total
	(In thousands)
Revolving Credit Facility	$—	$—	$—	$45,575	$—	$—	$45,575
First Lien Term Loan-Tranche A	10,000	25,000	25,000	38,750	—	—	98,750
First Lien Term Loan-Tranche B	875	1,750	1,750	1,750	167,563	—	173,688
Second Lien Term Loan	—	—	—	—	—	70,000	70,000
Second Lien PIK Interest	—	—	—	—	—	82,603	82,603
Third Lien Notes	—	—	—	—	—	210,986	210,986
Third Lien PIK Notes	—	—	—	—	—	148,458	148,458

Total	$10,875	$26,750	$26,750	$86,075	$167,563	$512,047	$830,060

(11)	Long-Term Debt

On August 18, 2014, Alion completed a series of Refinancing Transactions which included:

•	A $65 million amended and restated Credit Agreement with Wells Fargo Bank;

•	$285 million in a new First Lien Term Loan; Tranche A for $110 million; and Tranche B for $175 million;

•	A new $70 million Second Lien Term Loan with preferred stock;

•	$208.1 million in new Third Lien Notes exchanged for approximately 90% of Alion’s Unsecured Notes maturing February 2015 plus $2.9 million in Third Lien Notes issued for cash at a discount;

•	A warrant entitling Second Lien Lenders and Third Lien Note holders to purchase 40.0% of Alion’s total common stock;

•	Extinguishment of $336.4 million in Secured Notes and PIK Notes maturing November 2014; and

•	Eliminating all substantial covenants for $24.0 million in remaining Unsecured Notes due February 2015.

The indentures governing the Third Lien Notes and the Unsecured Notes and the agreements governing the First Lien Term Loans, the Second Lien Term Loan and the Revolving Credit Facility are referred to collectively as the “Debt Instruments”. The tables below present face value and elements of carrying value for Alion’s Debt Instruments as of September 30, 2014 and September 30, 2013.

	At September 30, 2014
	Principal		Unamortized Debt Issue Costs			Net Carrying Value
Description of Debt Instrument	Face value	PIK Notes Issued and Accrued	Original Issue Discount	Preferred Stock and Warrants	Third Party Costs
	(In thousands)
Credit Agreement	$43,000	—	—	—	$(3,451)	$39,549
Unsecured Notes – current	$24,014	—	—	—	$(37)	$23,977
First Lien Term Loan
Tranche A – current	17,500	—	(345)	—	(1,096)	16,059
Tranche A – noncurrent	88,750	—	(1,751)	—	(4,372)	82,627

Sub-total Tranche A	$106,250	—	$(2,096)	—	$(5,468)	$98,686
Tranche B – current	1,750	—	(57)	—	(108)	1,585
Tranche B – noncurrent	172,813	—	(5,603)	—	(8,796)	158,414

Sub-total Tranche B	174,563	—	(5,660)	—	(8,904)	159,999
Sub-total First Lien Loans	$280,813	$—	$(7,756)	$—	$(14,372)	$258,685
Second Lien Term Loans – noncurrent	$70,000	$1,191	$(3,794)	$(7,383)	$(3,640)	$56,374
Third Lien Notes – noncurrent	$210,986	$2,457	$(1,122)	$(11,073)	$(10,803)	$190,445

Totals at September 30, 2014	$628,813	$3,648	$(12,672)	$(18,456)	$(32,303)	$569,030

	At September 30, 2013
	Principal		Unamortized Debt Issue Costs			Net Carrying Value
Description of Debt Instrument	Face value	PIK Notes Issued and Accrued	OID	Preferred Stock and Warrants	Third Party Costs
	(In thousands)
Credit Agreement – current	$—	$—	$—	$—	$—	$—
Secured Notes – noncurrent	$310,000	$22,536	$—	$(5,068)	$(5,182)	$322,286
Unsecured Notes – noncurrent	$235,000	$—	$—	$—	$(1,168)	$233,832

Totals at September 30, 2013	$545,000	$22,536	$—	$(5,068)	$(6,350)	$556,118

Debt Instruments

All of Alion’s 100%-owned, domestic subsidiaries jointly, severally, fully and unconditionally guaranteed each Alion debt instrument including: the Credit Agreement; the First Lien Term Loans; the Second Lien Term Loan; the Third Lien Notes; the Unsecured Notes; and the now-extinguished Secured Notes. Each debt instrument is secured by all current and future tangible and intangible property of Alion and its guarantor subsidiaries.

Except for the remaining outstanding Unsecured Notes, each debt instrument includes customary representations and warranties, affirmative covenants and events of default (including payment defaults, breach of representations and warranties, covenant defaults, cross defaults to certain indebtedness, certain bankruptcy and insolvency events, material judgments, certain ERISA and ESOP events, change of control, impairment of security interests in collateral, invalidity of guarantees and intercreditor provisions and certain events with respect to material contracts). If an event of default occurs, lenders are entitled to take certain actions, including, in certain instances, accelerating amounts due.

Intercreditor Agreement

The Company, its subsidiary guarantors and lenders under each of the debt instruments also entered into an Intercreditor Agreement to grant Credit Agreement lenders first priority payment rights and to permit First Lien lenders to acquire revolving credit agreement loans from Credit Agreement lenders. The Intercreditor Agreement governs priority of interests among lenders and restricts the Company’s ability to further encumber its assets.

Credit Agreement

Alion’s Credit Agreement, which includes a revolving credit facility, has repeatedly been amended and restated to extend terms, waive certain covenants, substitute lenders and increase capacity. The Company has frequently incurred fees to obtain waivers and extensions. In connection with its August 2014 Refinancing Transactions, Alion paid $4.3 million in third-party costs to amend, extend and increase the capacity of the current Credit Agreement. The Credit Agreement expires April 30, 2018. Wells Fargo Bank is the administrative agent and sole Credit Agreement lender.

The Credit Agreement permits Alion to borrow, repay and re-borrow up to a maximum of $65 million subject to certain covenants and limitations. Under limited circumstances, Wells Fargo Bank may issue up $6.5 million in extraordinary loans in excess of the $65 million Credit Agreement ceiling. The Credit Agreement contains a $10 million sub-limit for letters of credit.

If Alion’s Credit Agreement borrowing capacity were to fall below $15 million, the Company could lose its ability to borrow funds under the Credit Agreement. The administrative agent could also block Alion’s access to funds in a designated account, and even seize those funds.

The Credit Agreement limits Alion’s total borrowing capacity to the lesser of $65 million or a borrowing base. The borrowing base consists of 85% of eligible, outstanding customer receivables plus the lesser of $30 million or 70% of eligible, unbilled receivables, net of certain other adjustments. Existing Credit Agreement loans and outstanding letters of credit reduce Alion’s available borrowing capacity.

At September 30, 2014, Alion had borrowed $43 million; had $3.9 million in letters of credit outstanding under the Credit Agreement; and had approximately $18.1 million in remaining maximum borrowing capacity subject to borrowing base limitations. The Company’s borrowing base was $79.7 million. After taking into account borrowing base limitations the available borrowing capacity was $17.4 million at September 30, 2014.

As of September 30, 2013, Alion had approximately $4 million in outstanding letters of credit, no Credit Agreement balance actually drawn, and $31 million in remaining borrowing capacity. At September 30, 2013, the Credit Agreement contained no borrowing base limitation.

Interest Rates and Fees

Credit Agreement interest is payable in cash. The interest rate for Credit Agreement borrowings is daily one-month LIBOR (London Inter-bank Offered Rate) plus 475 basis points. The Company must also pay a 25 basis point unused line fee and a 175 basis point letter of credit fee for any letter of credit that is not cash collateralized. The Credit Agreement imposes a $75 thousand monthly minimum interest charge to the extent that actual interest expense and unused line fees do not exceed that amount. The interest rate on outstanding balances increases by 200 basis points in the event of default.

Events of Default

In addition to the customary events of default described above, the Credit Agreement includes covenants regarding monetary judgments greater than $500 thousand; failure to pay other obligations exceeding $1 million; breaches of loan documents including the Intercreditor Agreement; suspension or debarment, or receipt of notice of suspension or debarment; and termination for default under a material government contract.

Financial Covenants

The Credit Agreement defines several keys terms, including Consolidated Net Income, Consolidated EBITDA, Fixed Charges and Fixed Charge Coverage Ratio. The Credit Agreement requires the Company to achieve at least $50 million in trailing four-quarter Consolidated EBITDA measured at the end of each quarter. The Credit Agreement also requires the Company to maintain a minimum one-to-one fixed charge coverage ratio which is also measured on a trailing four-quarter basis at the end of each quarter.

The Credit Agreement defines Consolidated Net income as net income excluding gains or losses from debt extinguishments and asset sales. Consolidated EBITDA includes adjustments to Consolidated Net Income for certain items included in Consolidated Net Income. Principal additions include: interest expense; income tax expense; depreciation and amortization expense; non-recurring expenses accepted by the third-party ESOP valuation company; and non-cash contributions to the ESOP. The principal deductions are cash payments made in respect of amounts previously added back in determining Consolidated EBITDA.

Each of Alion’s debt instruments contains a similar definition of Consolidated Net Income and Consolidated EBITDA as used to determine compliance with each instrument’s financial covenants.

Fixed Charges are defined as cash interest and principal payments plus all fees paid to equity sponsors . The numerator for the Fixed Charge Coverage ratio is Consolidated EBITDA minus: capital expenditures; cash paid for income taxes; and non-recurring charges included in Consolidated EBITDA (Net Cash Flow before Fixed Charges). The Credit Agreement permits certain adjustments related to refinancing transactions.

As of September 30, 2014, Alion had $68.0 million in Consolidated EBITDA and the Fixed Charge Coverage Ratio was 1.01 to 1.0 ($65.2 million in Net Cash Flow before Fixed Charges compared to $64.8 million in Fixed Charges).

First Lien Term Loans

As part of its August 2014 refinancing, Alion executed a $285.0 million First Lien Credit Agreement. The First Lien Credit Agreement includes two terms loans: Tranche A ($110 million) and Tranche B ($175 million). Tranche A matures on August 18, 2018; Tranche B matures August 18, 2019. Tranche A was issued at a $2.2 million discount. Tranche B was issued at $5.8 million discount. Alion also paid $26.1 million in third party costs and loan origination fees for the First Lien Credit Agreement.

Alion must repay $15 million of the Tranche A loan in year one; $25 million in year two, $25 million in year three and $45 million in year four. For the first five years through June 2019, Alion must repay Tranche B principal at 1% per year in quarterly installments. On August 18, 2019, Alion must repay the remaining $166.3 million in Tranche B principal.

First lien interest is payable quarterly in arrears in cash. Unless otherwise elected, the interest rate is one-month LIBOR with a floor of 1.00% plus 700 basis points for the Tranche A loan. The Tranche B interest rate is 300 basis points higher than the Tranche A interest rate. In the event of default, interest rates increase by 200 basis points. Alion has the option to use an alternate rate based on the Federal funds rate plus several adjustments. The LIBOR rate is lower than the alternate rate.

The First Lien Credit Agreement limits Alion’s capital expenditures to $2.5 million per year. Beginning at the end of fiscal 2015, the First Lien Credit Agreement requires Alion to use its excess cash flow (as defined in the agreement) to pay down either the outstanding Credit Agreement balance or the First Lien term loans. The First Lien Credit Agreement requires the Company to achieve at least $50 million in trailing four-quarter Consolidated EBITDA measured at the end of each quarter.

Second Lien Term Loan

On August 18, 2014 Alion executed a $70 million Second Lien Credit Agreement with ASOF and JLP Credit Opportunity Master Fund Ltd., an affiliate of Phoenix. The Second Lien term loan was issued at a $3.9 million discount and matures on February 18, 2020. The Company paid $4.5 million third-party costs and fees for the Second Lien Credit Agreement. Alion issued warrants to the Second Lien lenders to acquire Alion common stock at a penny-per-share strike price along with Series A Preferred Stock which gave the lenders as holders of the Series A Preferred Stock the right to elect the majority of the board of directors of the Company. At issuance, the Series A Preferred Stock and the portion of the warrants exercisable by Second Lien lenders had an estimated fair value of $5.9 million.

Second Lien interest is payable entirely in compounding PIK notes. The interest rate is 14.25%. In the event of default, the interest rate is 16.25% and lenders can demand Alion pay default interest in cash rather than by issuing PIK notes.

The Second Lien Credit Agreement requires the Company to achieve at least $45 million in trailing four-quarter Consolidated EBITDA measured at the end of each quarter.

Third Lien Indenture and Third Lien Notes

On August 18, 2014, the Company entered into a Third Lien Indenture and issued approximately $208.1 million new Third Lien Notes in exchange for the same face amount of Unsecured Notes due February 2015. Concurrently with the closing of the exchange offer, the Company also issued an aggregate of $2.9 million in Third Lien Notes at a $1.1 million discount to face value for cash received from Unsecured Note holders who participated in the unit offering and from ASOF who purchased Third Lien Notes and warrants in a private placement. The Third Lien notes mature on February 18, 2020. Interest is payable semi-annually in arrears on March 1 and September 1 of each year to holders of record as of the preceding February 15 and August 15.

The Company paid $13.3 million in third-party costs and fees related to the Third Lien Notes and exchange offer. The warrants Alion issued allow Third Lien Note holders right to acquire common stock at a penny per share. At issuance, the portion of the warrant exercisable by Third Lien Note holders had an estimated fair value of $12.9 million.

One component of Third Lien Note interest is payable in cash at 5.0% from date of issuance through maturity so long as trailing four-quarter Consolidated EBITDA exceeds $54 million measured as of June 30 and December 31 each year. Otherwise all interest is payable only in PIK notes.

In addition to the 5.0% interest potentially payable in cash, Third Lien Note holders are entitled non-cash interest in the form of compounding PIK notes at 9.75% from issuance through August 2018. The PIK note interest rate increases to 10.25% for year five and to 10.75% thereafter. In the event of default, the interest rate increases by 200 basis points and Third Lien Note holders can demand Alion pay default interest in cash on the entire principal outstanding and on any overdue PIK or cash interest payments.

The Third Lien Indenture requires the Company to achieve at least $40 million in trailing four-quarter Consolidated EBITDA measured at the end of each quarter.

Unsecured Notes

In February 2007, Alion issued $250 million in 10.25% Unsecured Notes maturing February 2015. Unsecured Note interest is payable semi-annually in cash in arrears on February 1 and August 1 to holders of record as of the preceding January 15 and July 15.

In fiscal 2011 and fiscal 2013, Alion was able to repurchase at a discount, Unsecured Notes with an aggregate face value of $15 million, recognizing a gain with each transaction. Holders of a majority of outstanding Unsecured Notes agreed to eliminate nearly all the covenants in the Unsecured Note indenture in connection with the exchange offer concluded in August 2014.

As part of Alion’s August 2014 Refinancing Transactions, holders of approximately $211 million in Unsecured Notes exchanged their notes for new Third Lien Notes or cash in the Exchange Offer. The approximately $24.0 million in Unsecured Notes remaining outstanding come due February 1, 2015.

Secured Notes

In March 2010, Alion issued $310 million in 12% Secured Notes maturing November 1, 2014. Secured Note interest was payable semi-annually in arrears at 10% in cash and 2.0% in compounding PIK notes. The Company also issued penny warrants to Secured Note holders conveying the right to purchase 602,614 shares of Alion common stock. The Secured Note warrants, which expire March 15, 2017, have anti-dilution protection. As a result of the August 18, 2014, Refinancing Transactions, Secured Note warrant holders became entitled to purchase 1,041,314 shares of Alion common stock.

On September 16, 2014, Alion used proceeds from its August 18, 2014, Refinancing Transactions to redeem the $310 million in Secured Notes and $26.4 million in outstanding PIK notes. The Company paid $15.3 million in cash interest and accrued PIK interest through the redemption date and recognized a $2.4 million debt extinguishment loss.

As of September 30, 2014, Alion must make the following principal repayments (face value) for its outstanding debt.

Schedule of Principal Payments at face for existing debt instruments

Instrument	FY 2015	FY 2016	FY 2017	FY 2018	FY 2019	FY 2020	Total
	(In thousands)
Unsecured Notes	$24,014	$—	$—	$—	$—	$—	$24,014
First Lien – Tranche A	$17,500	$25,000	$25,000	$38,750	$—	$—	$106,250
First Lien – Tranche B	$1,750	$1,750	$1,750	$1,750	$167,563	$—	$174,563
Second Lien Loan	$—	$—	$—	$—	$—	$70,000	$70,000
Second Lien PIK Notes	$—	$—	$—	$—	$—	$82,603	$82,603
Third Lien Notes	$—	$—	$—	$—	$—	$210,986	$210,986
Third Lien PIK Notes	$—	$—	$—	$—	$—	$159,223	$159,223

Total	$43,264	$26,750	$26,750	$40,500	$167,563	$522,812	$827,639